Loans Payable (Scheduled Maturities Of Current And Long-Term Loans Payable) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Loans Payable [Abstract]
2012	$ 91,597
2013	648
2014	31,485
Total of balance outstanding, Book Value	$ 123,730